Intangible Assets - Summary of the Estimated Useful Lives of the Assets (Detail)	6 Months Ended
Jun. 30, 2022
Trade name [Member]
Disclosure Of Estimated Useful lives Of Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Customer list (B2B relationships) [Member] | Bottom of range [member]
Disclosure Of Estimated Useful lives Of Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	8 years
Customer list (B2B relationships) [Member] | Top of range [member]
Disclosure Of Estimated Useful lives Of Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	11 years
Developed technology [Member]
Disclosure Of Estimated Useful lives Of Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years